Note 5 - Income Taxes - Symon (Details) - Income Tax Rate Reconciliation - Symon (USD $)	12 Months Ended			13 Months Ended
	Jan. 31, 2013	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2012	Jan. 31, 2011
Income Tax Rate Reconciliation - Symon [Abstract]
Computed expected tax expense	$ 1,819,422	$ 1,985,659	$ 896,407
Non deductible expenses	144,978	16,656	48,928
Release of beginning of year valuation allowance			(73,312)
Utilization of net operating loss carryforwards	(1,787)	(22,040)	(73,426)
International tax rate differences	(156,296)	(171,186)	(40,407)
State tax expense, net of federal benefit	116,215	99,241	66,359
Other	(62,342)	5,551	46,512
Total	$ 1,860,190	$ 1,913,881	$ 871,061	$ 1,913,881	$ 871,061